Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

(in U.S. dollars)	Land	Buildings	Leasehold improvements	Machinery and equipment	Construction work in progress	Total
At July 1, 2022
Cost	$2,351,349	$47,824,346	$1,102,865	$23,315,589	$34,760,142	$109,354,291
Accumulated depreciation	—	(1,823,292)	(364,730)	(2,959,087)	—	(5,147,109)
Net book amount	$2,351,349	$46,001,054	$738,135	$20,356,502	$34,760,142	$104,207,182

Opening net book amount at July 1, 2022	$2,351,349	$46,001,054	$738,135	$20,356,502	$34,760,142	$104,207,182
Additions	—	111,338	42,002	505,380	23,305,647	23,964,367
Disposals	—	—	—	(33,485)	—	(33,485)
Transfers	—	—	—	1,263,939	(1,263,939)	—
Depreciation charge	—	(957,247)	(201,027)	(1,071,251)	—	(2,229,525)
Exchange differences	(36,876)	(316,079)	—	(152,236)	(86,600)	(591,791)
Closing net book amount at December 31, 2022	$2,314,473	$44,839,066	$579,110	$20,868,849	$56,715,250	$125,316,748
Additions	—	113,215	193,251	877,938	17,341,364	18,525,768
Disposals	—	—	—	(193,160)	—	(193,160)
Transfers	—	—	88,882	1,939,982	(2,028,864)	—
Depreciation charge	—	(1,304,113)	(436,474)	(2,385,633)	—	(4,126,220)
Exchange differences	16,353	138,061	—	96,025	19,872	270,311
Closing net book amount at December 31, 2023	$2,330,826	$43,786,229	$424,770	$21,204,001	$72,047,622	$139,793,447

At December 31, 2023
Cost	$2,330,826	$47,866,171	$1,430,580	$27,520,756	$72,047,622	151,195,954
Accumulated depreciation	—	(4,079,942)	(1,005,810)	(6,316,755)	—	(11,402,507)
Net book amount	$2,330,826	$43,786,229	$424,770	$21,204,001	$72,047,622	$139,793,447